Step Acquisition of Equity Interests - Additional Information (Detail) - USD ($)		12 Months Ended
	May 19, 2017	Dec. 31, 2017	May 18, 2017
Business Acquisition [Line Items]
Bargain purchase gain		$ 27,067,000
Revaluation gain/loss on equity Interest Acquired	$ 0
Stabilis LNG Eagle Ford LLC [Member]
Business Acquisition [Line Items]
Bargain purchase gain	$ 13,940,000
Stabilis Oilfield Investment Co LLC [Member]
Business Acquisition [Line Items]
Ownership interest in subsidiary, percent	100.00%
Amount paid on acquisition	$ 4,000,000
Stabilis Oilfield Investment Co LLC [Member] | Stabilis LNG Eagle Ford LLC [Member]
Business Acquisition [Line Items]
Ownership interest in subsidiary, percent			49.00%
Ownership interest in subsidiary, percent	49.00%
Stabilis Oilfield Investment Co LLC [Member] | Stabilis FHR Oilfield LNG LLC [Member]
Business Acquisition [Line Items]
Ownership interest in subsidiary, percent			50.00%
Ownership interest in subsidiary, percent	50.00%
Stabilis Oilfield Investment Co LLC [Member] | Related Entity [Member]
Business Acquisition [Line Items]
Ownership interest in subsidiary, percent			2.00%